Schedule of Investments (unaudited) October 31, 2021	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.7%
Black Belt Energy Gas District RB, 4.00%, 12/01/27	$250	$290,706
Lower Alabama Gas District (The) RB, VRDN, 4.00%, 12/01/50 (Put 09/01/25)(a)(b)	250	279,895
Tuscaloosa County Industrial Development Authority RB, Series A, 4.50%, 05/01/32 (Call 05/01/29)(c)	116	126,441

		697,042

Arizona — 1.4%
Arizona Health Facilities Authority RB, Class B, 1.00%, 01/01/46 (Put 11/04/25)(a)	100	100,000
Coconino County Pollution Control Corp. RB, VRDN, 1.88%, 09/01/32 (Put 03/31/23)(a)(b)	260	265,117

		365,117

California — 3.3%
California Housing Finance RB, Series 2021-1, 3.50%, 11/20/35	248	286,775
California Infrastructure & Economic Development Bank RB, Class D, 0.40%, 08/01/47 (Put 08/01/23)(a)	100	100,425
Folsom Ranch Financing Authority ST, 4.00%, 09/01/33 (Call 09/01/27)	215	246,910
Long Beach Bond Finance Authority RB, Class A, 5.00%, 11/15/35	160	216,838

		850,948

Colorado — 4.4%
E-470 Public Highway Authority RB, 0.38%, 09/01/39 (Put 06/01/24)(a)	500	498,714
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(c)(d)	250	212,234
Regional Transportation District RB, 4.00%, 07/15/35 (Call 01/15/31)	350	411,879

		1,122,827

Connecticut — 0.4%
State of Connecticut GO, Series D, 5.00%, 11/01/21	100	100,027

Delaware — 2.0%
Delaware State Economic Development Authority RB, Class B, VRDN, 1.25%, 10/01/40 (Put 10/01/25)(a)(b)	500	504,730

Florida — 11.9%
Brevard County Health Facilities Authority RB
4.00%, 11/15/21(c)	155	155,117
4.00%, 11/15/22(c)	200	204,187
Capital Trust Agency Inc. RB, Class A-1, 3.38%, 07/01/31(c)	250	269,634
County of Broward FL Airport System Revenue RB, 5.00%, 10/01/28 (Call 10/01/27)	185	225,483
Florida Development Finance Corp. RB, 3.00%, 07/01/31(c)	200	202,416
Hillsborough County Industrial Development Authority RB, Class B, VRDN, 0.03%, 11/01/38 (Put 10/29/21)(a)(b)	500	500,000
Lakes of Sarasota Community Development District RB
2.75%, 05/01/26	125	124,906
3.00%, 05/01/26	100	100,018
Orlando Utilities Commission RB
VRDN, 0.04%, 10/01/39 (Put 11/05/21)(a)(b)	500	500,000
VRDN, 1.25%, 10/01/46 (Put 04/01/28)(a)(b)	250	254,099
Sawyers Landing Community Development District special assessments, 3.25%, 05/01/26	195	199,650
Tohoqua Community Development District RB, 2.38%, 05/01/26	280	280,083

		3,015,593

Guam — 1.2%
Territory of Guam RB, 5.00%, 11/01/35 (Call 05/01/31)	250	313,377

Security	Par (000)	Value

Illinois — 5.1%
Chicago O’Hare International Airport RB, 5.00%, 01/01/30 (Call 01/01/27)	$160	$190,992
City of Chicago IL GO, 5.00%, 01/01/27 (Call 01/01/26)	130	150,592
Illinois Finance Authority RB, Class B, 0.75%, 05/01/42 (Put 05/01/25)(a)	500	504,086
State of Illinois GO
Class A, 5.00%, 03/01/32 (Call 03/01/31)	250	316,632
5.50%, 01/01/28	110	135,210

		1,297,512

Indiana — 2.2%
County of Warrick IN RB, VRDN, 0.88%, 09/01/55 (Put 09/01/23)(a)(b)	300	300,696
Indiana Finance Authority RB
Class A, 4.13%, 12/01/26	125	136,501
VRDN, 1.00%, 03/01/39 (Put 03/01/26)(a)	110	110,000

		547,197

Iowa — 3.7%
Iowa Finance Authority RB
5.00%, 05/15/48 (Call 05/15/27)	170	192,745
Class B, VRDN, 0.06%, 07/01/49 (Put 11/05/21) (GNMA/FNMA/FHLMC)(a)(b)	500	500,000
VRDN, 1.50%, 01/01/42 (Put 10/01/22)(a)(b)	250	252,216

		944,961

Kentucky — 0.5%
Louisville/Jefferson County Metropolitan Government RB, VRDN, 1.75%, 02/01/35 (Put 07/01/26)(a)(b)	125	129,860

Louisiana — 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	252,852
Louisiana Offshore Terminal Authority RB, Class B, VRDN, 0.05%, 09/01/33 (Put 11/01/21)(a)(b)	300	300,000
Parish of St Charles LA RB, VRDN, 4.00%, 12/01/40 (Put 06/01/22)(a)(b)	250	255,201

		808,053

Maryland — 2.0%
Maryland Economic Development Corp. RB, VRDN, 0.06%, 02/15/43 (Put 11/05/21)(a)(b)	500	500,000

Massachusetts — 1.1%
Massachusetts Development Finance Agency RB, 5.00%, 10/01/24	260	285,186

Michigan — 2.0%
Advanced Technology Academy RB, 5.00%, 11/01/34 (Call 11/01/27)	200	223,298
Michigan Finance Authority RB, 4.00%, 09/01/30	250	296,202

		519,500

Minnesota — 4.4%
City of Minneapolis MN RB
Class C, VRDN, 0.03%, 11/15/48 (Put 10/29/21)(a)(b)	500	500,000
VRDN, 0.07%, 12/01/27 (Put 11/01/21)(a)(b)	500	500,000
City of Rochester MN RB, VRDN, 4.50%, 11/15/38 (Put 11/15/21)(a)(b)	120	120,189

		1,120,189

New Hampshire — 2.0%
New Hampshire Business Finance Authority RB, 0.80%, 10/01/33 (Put 07/01/24)(a)	500	504,635

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Intermediate Muni Income Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 5.7%
Atlantic City Board of Education GO
4.00%, 04/01/32 (Call 04/01/29) (AGM SCH BD RES FD)	$175	$197,877
4.00%, 04/01/33 (Call 04/01/29) (AGM SCH BD RES FD)	175	196,875
4.00%, 04/01/34 (Call 04/01/29) (AGM SCH BD RES FD)	150	168,114
New Jersey Economic Development Authority RB, Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	500	620,366
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/23	250	273,474

		1,456,706

New York — 10.2%
Hempstead Town Local Development Corp. RB, 5.00%, 06/01/32 (Call 06/01/31)	250	324,098
Metropolitan Transportation Authority RB
0.83%, 11/01/32 (Put 01/01/26)(a)	500	498,031
VRDN, 5.00%, 11/15/48 (Put 11/15/22)(a)(b)	200	209,536
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	450	451,600
New York Liberty Development Corp. RB, 2.50%, 11/15/36 (Call 11/15/31)	250	249,941
New York Transportation Development Corp. RB
4.00%, 10/31/34 (Call 10/31/31)	250	292,152
Class A, 5.00%, 12/01/28	250	304,233
Class A, 5.00%, 12/01/29	205	253,943

		2,583,534

North Carolina — 2.2%
North Carolina State Education Assistance Authority RB, 5.00%, 06/01/29	460	565,314

North Dakota — 2.0%
North Dakota Housing Finance Agency RB, VRDN, 0.06%, 07/01/36 (Put 11/05/21)(a)(b)	500	500,000

Ohio — 5.9%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	283,389
American Municipal Power Inc. RB, Class A-2, VRDN, 1.00%, 02/15/48 (Put 02/15/24)(a)(b)	500	505,877
Cleveland-Cuyahoga County Port Authority RB, 5.00%, 07/01/30	350	451,581
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(c)	250	259,323

		1,500,170

Oregon — 3.9%
Oregon State Facilities Authority RB, VRDN, 0.03%, 08/01/34 (Put 10/29/21)(a)(b)	400	400,000
Port of Morrow OR GOL, 4.00%, 12/01/30 (Call 12/01/29)	250	298,371
Port of Portland OR Airport Revenue RB, 5.00%, 07/01/29	245	303,847

		1,002,218

Pennsylvania — 6.2%
Berks County Municipal Authority (The) RB, 5.00%, 10/01/39 (Call 10/01/29)	200	219,856
Bethlehem Area School District Authority, 1.00%, 07/01/31 (Put 11/01/24)(a)	500	500,000
City of Philadelphia PA Airport Revenue RB, 5.00%, 07/01/31 (Call 07/01/30)	465	595,828
East Hempfield Township Industrial Development Authority RB, 5.00%, 12/01/29 (Call 12/01/25)	125	145,721
Latrobe Industrial Development Authority RB, 5.00%, 03/01/24	100	108,273

		1,569,678

Security	Par/ Shares (000)	Value

South Carolina — 1.9%
City of Hardeeville SC, 3.00%, 05/01/27(c)	$250	$249,941
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/15/28 (Call 11/15/27)	210	237,137

		487,078

South Dakota — 0.8%
South Dakota Health & Educational Facilities Authority RB, 5.00%, 11/01/35 (Call 11/01/25)	165	190,962

Texas — 6.6%
Arlington Higher Education Finance Corp. RB, 4.00%, 06/15/31 (Call 06/15/26)	100	103,277
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/27 (Call 01/01/26)	500	581,809
City of Austin TX Airport System Revenue RB, 5.00%, 11/15/27 (Call 11/15/26)	205	247,986
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24 (Call 11/29/21)	115	115,084
2.00%, 10/01/25 (Call 11/29/21)	75	75,068
New Hope Cultural Education Facilities Finance Corp. RB, 4.00%, 06/15/25	280	312,484
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(c)	250	246,623

		1,682,331

Virginia — 0.5%
Virginia Beach Development Authority RB, 5.00%, 09/01/30 (Call 09/01/25)	105	122,123

Washington — 1.1%
Washington State Convention Center Public Facilities District RB, 4.00%, 07/01/31	250	287,302

Total Municipal Debt Obligations — 100.5% (Cost: $25,319,587)		25,574,170

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Liquidity Funds: MuniCash, 0.01%(e)(f)	304	304,128

Total Short-Term Investments — 1.2% (Cost: $304,129)		304,128

Total Investments in Securities — 101.7% (Cost: $25,623,716)		25,878,298

Other Assets, Less Liabilities — (1.7)%		(444,448)

Net Assets — 100.0%		$25,433,850

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock Intermediate Muni Income Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$285,161	$18,971	(a)	$—	$(4)	$—	$304,128	304	$3	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$25,574,170	$—	$25,574,170
Money Market Funds	304,128	—	—	304,128

	$304,128	$25,574,170	$—	$25,878,298

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond
ST	Special Tax
TA	Tax Allocation

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